UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2007

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12033

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     May 14, 2007
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-02246                Marc C. Cohodes

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       22
                                             ---------------
Form 13F Information Table Value Total:       $3,958,064
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                      COM      005125109    220,859   10,325,355    SH           Sole             10,325,355
-----------------------------------------------------------------------------------------------------------------------------------
ADESA INC                        COM      00686U104     70,764    2,561,112    SH           Sole              2,561,112
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC      COM      00763M108    106,442    2,861,335    SH           Sole              2,861,335
-----------------------------------------------------------------------------------------------------------------------------------
ANNALY MORTGAGE MANAGEMENT INC   COM      035710409     50,415    3,256,800    SH           Sole              3,256,800
-----------------------------------------------------------------------------------------------------------------------------------
AVAYA INC                        COM      053499109    318,767   26,991,300    SH           Sole             26,991,300
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK CO INC          COM      064057102     54,474    1,343,374    SH           Sole              1,343,374
-----------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP          COM      148867104    228,832    7,246,100    SH           Sole              7,246,100
-----------------------------------------------------------------------------------------------------------------------------------
DRESSER RAND GROUP INC           COM      261608103    123,329    4,048,900    SH           Sole              4,048,900
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A       COM      366651107    494,128   20,631,646    SH           Sole             20,631,646
-----------------------------------------------------------------------------------------------------------------------------------
GEVITY HR INC                    COM      374393106     64,930    3,289,284    SH           Sole              3,289,284
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL PMTS INC                  COM      37940X102      7,306      214,500    SH           Sole                214,500
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO            COM      410768105    258,202   11,604,600    SH           Sole             11,604,600
-----------------------------------------------------------------------------------------------------------------------------------
HELMERICH & PAYNE INC W/RTS TO   COM      423452101     40,829    1,345,700    SH           Sole              1,345,700
-----------------------------------------------------------------------------------------------------------------------------------
ILLUMINA INC                     COM      452327109     10,263      350,283    SH           Sole                350,283
-----------------------------------------------------------------------------------------------------------------------------------
MDS INC                          COM      55269P302    369,038   19,515,500    SH           Sole             19,515,500
-----------------------------------------------------------------------------------------------------------------------------------
PERKINELMER INC                  COM      714046109     99,171    4,094,610    SH           Sole              4,094,610
-----------------------------------------------------------------------------------------------------------------------------------
PRA INTL                         COM      69353C101     99,137    4,598,184    SH           Sole              4,598,184
-----------------------------------------------------------------------------------------------------------------------------------
REUTERS GROUP PLC                COM      G7540P109    770,764   84,051,212    SH           Sole             84,051,212
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                    COM      803111103     98,136    5,800,000    SH           Sole              5,800,000
-----------------------------------------------------------------------------------------------------------------------------------
SIRVA INC                        COM      82967Y104     25,461    7,131,900    SH           Sole              7,131,900
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL     COM      91911X104    228,942   13,241,300    SH           Sole             13,241,300
-----------------------------------------------------------------------------------------------------------------------------------
WARNER CHILCOTT LIMITED          COM	  G9435N108    217,875   14,711,325    SH           Sole             14,711,325
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